Transactions with Related Parties, Atlantis Holding Corp. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Party [Abstract]
Accumulated dividends on Series A Preferred Shares	$ (977)	$ 0	$ 0
Related Party [Member] | Atlantis Holding Corp. [Member]
Transactions with Related Party [Abstract]
Accumulated dividends on Series A Preferred Shares	$ (977)